Average Annual Total Returns - Nationwide Destination 2040 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date To 2040 Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2040 Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2040 Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.71%	9.21%	8.04%	4.34%	6.69%	6.19%	4.09%	6.58%	6.03%	12.82%	10.20%	8.38%	13.76%	11.03%	9.21%	13.54%	10.75%	8.93%	12.51%	10.36%	8.57%